Accumulated Other Comprehensive (Loss) Income (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 30, 2012	Dec. 28, 2014	Dec. 29, 2013
Changes in AOCI by each component net of tax
Balance at the beginning of the period		$ 30,984	$ 6,019
OCI before reclassification		(35,410)	24,983
Amounts reclassified out of AOCI		9	(18)
Net fiscal year OCI	6,019	(35,401)	24,965
Balance at the end of the period	6,019	(4,417)	30,984
Defined Benefit Retirement Plan
Changes in AOCI by each component net of tax
Balance at the beginning of the period		28,524	6,019
OCI before reclassification		(32,480)	22,505
Net fiscal year OCI		(32,480)	22,505
Balance at the end of the period		(3,956)	28,524
Cash Flow Hedging Activity
Changes in AOCI by each component net of tax
Balance at the beginning of the period		2,880
OCI before reclassification		(2,504)	2,898
Amounts reclassified out of AOCI		9	(18)
Net fiscal year OCI		(2,495)	2,880
Balance at the end of the period		385	2,880
Foreign Currency Translation
Changes in AOCI by each component net of tax
Balance at the beginning of the period		(420)
OCI before reclassification		(426)	(420)
Net fiscal year OCI		(426)	(420)
Balance at the end of the period		$ (846)	$ (420)